Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and VIEs	As of December 31, 2021, details of the Company’s principal subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation	Percentage of beneficial ownership	Principal activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 15, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales
Guangzhou interconnect Technology Co., Ltd.	PRC	December 7, 2020	100%	Home appliance development and sales
VIEs:
Foshan Viomi	PRC	May 6, 2014	100%	Home appliance development and sales
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business
Subsidiaries of Foshan Viomi:
Guangdong AI Touch Technology Co., Ltd. (“AI Touch”)	PRC	January 30, 2019	VIE’s subsidiary	Home appliance development and sales
Foshan Xiaoxian Hulian Electric Appliances Technology Co., Ltd. (“Foshan Xiaoxian”)	PRC	October 12, 2016	VIE’s subsidiary	Home appliance development and sales

Schedule of Financial Statement Amounts and Balances of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and its subsidiaries taken as a whole on an aggregated basis, which were included in the Group’s consolidated financial statements. For purposes of this presentation, activity within and between the VIEs and their subsidiaries have been eliminated, but transactions  with other entities within the Consolidated Group have been included without elimination. Presentation of the comparative data for 2019 and 2020 have been expanded to conform to the current year presentation.

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	338,748	353,554
Short-term investments	579,457	820,344
Accounts receivable from third parties	412,118	204,769
Accounts receivable from a related party	609,094	320,939
Inventories	392,574	362,385
Amount due from Group companies	106,956	232,203
Other assets	395,941	383,569
Total assets	2,834,888	2,677,763
Accounts and notes payable	860,454	545,966
Accrued expenses and other liabilities*	302,256	292,388
Amount due to Group companies	480,058	824,304
Other liabilities	293,413	122,508
Total liabilities	1,936,181	1,785,166

*

The amount of accrued expenses and other liabilities of VIEs as of December 31, 2020 has been revised to correct an error in previously issued annual financial statements included in our Form 20-F for the year ended December 31, 2020.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)
(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiary (Continued)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue from Group companies (1)	—	25,994	131,379
Revenue from a related party and third parties	4,647,513	5,790,475	4,859,414

Cost from Group companies	—	214,289	1,291,468
Cost from a related party and third parties	3,565,109	4,556,588	2,870,809

Net income/(loss)	276,426	152,908	(60,908)

Net cash used in operating activities with Group companies	—	(162,243)	(794,936)
Net cash provided by operating activities with third parities	240,823	218,030	1,248,860
Net cash used in investing activities with Group companies	(1,482)	(30,404)	(83,325)
Net cash used in investing activities with third parties	(97,702)	(490,270)	(233,934)
Net cash provided by/(used in) financing activities with Group companies	161,722	154,557	(156,406)
Net cash (used in)/provided by financing activities with third parties	95,933	(98,390)	—

(1)	Inter-company revenues between VIEs and other subsidiaries

VIEs sell certain products to other subsidiaries. For the years ended 31 December, 2019, 2020 and 2021, the inter-company sales recognized by VIEs to Equity subsidiaries are nil, RMB12.6 million and RMB131.3 million, respectively. And the inter-company sales recognized by VIEs to Primary beneficiary of VIEs and their subsidiaries for the year ended 31 December, 2019, 2020 and 2021 are nil, RMB13.4 million and RMB0.1 million, respectively.